Segment Information - Revenues and Intersegment Revenues (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 612	$ 681	$ 2,879	$ 2,778	$ 2,714
Operating Segments | ASC
Segment Reporting Information [Line Items]
Revenue	396	483	1,940	1,958	1,810
Operating Segments | IMS
Segment Reporting Information [Line Items]
Revenue	218	201	959	834	917
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue	(2)	(3)	(20)	(14)	(13)
Corporate & Eliminations | ASC
Segment Reporting Information [Line Items]
Revenue	2	3	19	13	12
Corporate & Eliminations | IMS
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 1	$ 1	$ 1